FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT M

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	165,735	56,107
Net asset value per share (NAV)	50.28	17.87

Total Assets (Shares x NAV)	$8,333,156	$1,002,632

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	2,637	1,572

Net Assets	$8,330,519	$1,001,060

Net Assets: Total
Contract value in accumulation period	$8,330,519	$1,001,060

Net Assets	$8,330,519	$1,001,060

Total Units Outstanding	175,205	20,392

Unit Value (Accumulation)	$47.55	$49.09

Cost of Shares in Underlying Fund	$7,641,409	$973,647

STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$110,717	$13,072
Expenses:
Mortality and expense risk charges	49,293	6,209

Net investment income/(expense)	61,424	6,863

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	6,036	5,100
Reinvested realized gain distributions	301,538	82,746

Net realized gain/(loss) on investments	307,574	87,846
Net change in unrealized appreciation/(depreciation) of investments	1,094,741	112,678

Net realized and unrealized gain/(loss) from investments	1,402,315	200,524

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,463,739	$207,387

See notes to financial statements.

B-2

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Core Equity Fund Series I

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

52,994	32,653	128,922	91,520	5,068	4,113	61,451
17.44	10.80	10.69	14.83	79.53	17.46	33.62

$924,214	$352,656	$1,378,179	$1,357,238	$403,052	$71,820	$2,065,986

2,052	1,713	2,038	1,157	1,930	1,342	1,749

$922,162	$350,943	$1,376,141	$1,356,081	$401,122	$70,478	$2,064,237

$922,162	$350,943	$1,376,141	$1,356,081	$401,122	$70,478	$2,064,237

$922,162	$350,943	$1,376,141	$1,356,081	$401,122	$70,478	$2,064,237

28,445	7,424	22,826	21,160	6,797	3,084	44,861

$32.42	$47.27	$60.29	$64.09	$59.01	$22.86	$46.01

$871,436	$434,935	$1,795,044	$1,599,057	$308,599	$74,653	$1,877,386

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Core Equity Fund Series I

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$28,125	$10,180	$—	$9,183	$—	$1,232	$13,578

6,064	2,212	8,437	8,383	2,703	559	11,002

22,061	7,968	(8,437)	800	(2,703)	673	2,576

11,106	(2,049)	(80,923)	(56,714)	11,639	(1,097)	(10,175)
—	—	—	140,787	—	2,645	163,065

11,106	(2,049)	(80,923)	84,073	11,639	1,548	152,890
15,510	9,417	231,030	49,936	100,767	4,871	226,370

26,616	7,368	150,107	134,009	112,406	6,419	379,260

$48,677	$15,336	$141,670	$134,809	$109,703	$7,092	$381,836

B-3

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	6,333	1,961
Net asset value per share (NAV)	30.87	79.72

Total Assets (Shares x NAV)	$195,495	$156,355

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,902	1,723

Net Assets	$193,593	$154,632

Net Assets: Total
Contract value in accumulation period	$193,593	$154,632

Net Assets	$193,593	$154,632

Total Units Outstanding	4,331	2,011

Unit Value (Accumulation)	$44.70	$76.90

Cost of Shares in Underlying Fund	$196,960	$118,891

STATEMENTS OF OPERATIONS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$2,424	$—
Expenses:
Mortality and expense risk charges	1,370	1,220

Net investment income/(expense)	1,054	(1,220)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	22,025	760
Reinvested realized gain distributions	6,821	6,522

Net realized gain/(loss) on investments	28,846	7,282
Net change in unrealized appreciation/(depreciation) of investments	(7,180)	23,714

Net realized and unrealized gain/(loss) from investments	21,666	30,996

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$22,720	$29,776

See notes to financial statements.

B-4

Investment Options
AB Sustainable Global Thematic Portfolio Class B	LVIP American Century International Fund Class I	LVIP American Century Value Fund Class I	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Equity -Income Portfolio Initial Class	Fidelity VIP Growth Opportunities Portfolio Initial Class	Fidelity VIP High Income Portfolio Initial Class

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

676	19,690	20,074	35,758	18,062	16,810	29,672
32.80	10.68	12.23	57.94	26.59	83.00	4.72

$22,165	$210,366	$245,484	$2,071,805	$480,262	$1,395,193	$140,050

1,817	1,135	1,844	1,483	1,511	2,059	1,740

$20,348	$209,231	$243,640	$2,070,322	$478,751	$1,393,134	$138,310

$20,348	$209,231	$243,640	$2,070,322	$478,751	$1,393,134	$138,310

$20,348	$209,231	$243,640	$2,070,322	$478,751	$1,393,134	$138,310

674	8,134	4,223	27,657	9,476	15,595	6,333

$30.18	$25.72	$57.69	$74.86	$50.52	$89.33	$21.84

$23,215	$208,559	$241,808	$1,423,450	$418,689	$878,461	$152,564

Investment Options
AB Sustainable Global Thematic Portfolio Class B	LVIP American Century International Fund Class I	LVIP American Century Value Fund Class I	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Equity -Income Portfolio Initial Class	Fidelity VIP Growth Opportunities Portfolio Initial Class	Fidelity VIP High Income Portfolio Initial Class

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$—	$3,532	$7,098	$3,627	$8,422	$—	$8,287

292	1,362	1,538	12,138	3,143	9,142	927

(292)	2,170	5,560	(8,511)	5,279	(9,142)	7,360

(6,228)	3,063	3,327	31,498	5,018	252,216	(444)
136	—	13,450	232,069	27,495	—	—

(6,092)	3,063	16,777	263,567	32,513	252,216	(444)
9,409	(969)	(2,356)	265,183	27,134	210,672	3,693

3,317	2,094	14,421	528,750	59,647	462,888	3,249

$3,025	$4,264	$19,981	$520,239	$64,926	$453,746	$10,609

B-5

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Government Money Market Portfolio Service Class 2

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	10,714	242,907
Net asset value per share (NAV)	569.52	1.00

Total Assets (Shares x NAV)	$6,101,887	$242,907

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,770	1,642

Net Assets	$6,100,117	$241,265

Net Assets: Total
Contract value in accumulation period	$6,100,117	$241,265

Net Assets	$6,100,117	$241,265

Total Units Outstanding	83,364	18,561

Unit Value (Accumulation)	$73.17	$13.00

Cost of Shares in Underlying Fund	$2,697,425	$242,907

STATEMENTS OF OPERATIONS

	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Government Money Market Portfolio Service Class 2

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$74,196	$11,031
Expenses:
Mortality and expense risk charges	35,909	1,480

Net investment income/(expense)	38,287	9,551

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	502,068	—
Reinvested realized gain distributions	3,517	—

Net realized gain/(loss) on investments	505,585	—
Net change in unrealized appreciation/(depreciation) of investments	697,642	—

Net realized and unrealized gain/(loss) from investments	1,203,227	—

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,241,514	$9,551

See notes to financial statements.

B-6

Investment Options
Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	MFS Total Return Bond Series Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

10,698	8,171	12,094	11,621	4,753	33,516	25,624
84.18	57.38	59.40	72.60	11.50	73.31	39.74

$900,523	$468,858	$718,406	$843,665	$54,665	$2,457,031	$1,018,294

1,681	1,734	1,970	2,021	1,819	1,930	1,983

$898,842	$467,124	$716,436	$841,644	$52,846	$2,455,101	$1,016,311

$898,842	$467,124	$716,436	$841,644	$52,846	$2,455,101	$1,016,311

$898,842	$467,124	$716,436	$841,644	$52,846	$2,455,101	$1,016,311

25,838	7,391	17,599	36,325	2,187	26,763	18,245

$34.79	$63.20	$40.71	$23.17	$24.16	$91.74	$55.70

$758,241	$340,014	$428,762	$577,411	$61,336	$1,843,870	$798,010

Investment Options
Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	MFS Total Return Bond Series Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$6,476	$481	$198	$6,063	$2,389	$—	$7,354

5,526	3,101	4,517	5,331	362	14,592	6,537

950	(2,620)	(4,319)	732	2,027	(14,592)	817

10,645	12,869	26,498	34,803	(494)	94,093	43,948
34,588	25,129	18,797	25,489	—	175,316	74,826

45,233	37,998	45,295	60,292	(494)	269,409	118,774
72,669	68,825	151,884	104,021	(444)	348,170	54,675

117,902	106,823	197,179	164,313	(938)	617,579	173,449

$118,852	$104,203	$192,860	$165,045	$1,089	$602,987	$174,266

B-7

The Guardian Separate Account M

STATEMENTS OF ASSETS AND LIABILITIES

	MFS New Discovery Series Initial Class	MFS Research Series Initial Class

	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	7,762	248
Net asset value per share (NAV)	13.81	35.59

Total Assets (Shares x NAV)	$107,188	$8,812

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,124	1,087

Net Assets	$106,064	$7,725

Net Assets: Total
Contract value in accumulation period	$106,064	$7,725

Net Assets	$106,064	$7,725

Total Units Outstanding	2,666	185

Unit Value (Accumulation)	$39.79	$41.84

Cost of Shares in Underlying Fund	$127,157	$7,351

STATEMENTS OF OPERATIONS

	MFS New Discovery Series Initial Class	MFS Research Series Initial Class

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$61
Expenses:
Mortality and expense risk charges	874	337

Net investment income/(expense)	(874)	(276)

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(14,595)	490
Reinvested realized gain distributions	—	586

Net realized gain/(loss) on investments	(14,595)	1,076
Net change in unrealized appreciation/(depreciation) of investments	22,397	572

Net realized and unrealized gain/(loss) from investments	7,802	1,648

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,928	$1,372

See notes to financial statements.

B-8

Investment Options
MFS Total Return Series Initial Class	Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

24,697	86,648	30,959	5,459	188,455
23.27	12.49	10.29	10.65	12.69

$574,703	$1,082,237	$318,564	$58,139	$2,391,492

1,763	1,696	1,135	885	1,875

$572,940	$1,080,541	$317,429	$57,254	$2,389,617

$572,940	$1,080,541	$317,429	$57,254	$2,389,617

$572,940	$1,080,541	$317,429	$57,254	$2,389,617

13,410	78,158	31,349	5,463	191,365

$42.73	$13.83	$10.13	$10.48	$12.49

$584,944	$776,491	$309,325	$54,734	$1,888,110

Investment Options
MFS Total Return Series Initial Class	Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$14,096	$—	$—	$—	$—

3,624	6,601	1,928	357	14,149

10,472	(6,601)	(1,928)	(357)	(14,149)

4,965	19,979	233	150	10,063
27,288	—	—	—	—

32,253	19,979	233	150	10,063
(3,495)	167,368	4,501	2,366	283,099

28,758	187,347	4,734	2,516	293,162

$39,230	$180,746	$2,806	$2,159	$279,013

B-9

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series
	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$46,029	$4,804
Net realized gain/(loss) from sale of investments	(34,228)	51,096
Reinvested realized gain distributions	515,384	62,295
Net change in unrealized appreciation/(depreciation) of investments	335,229	85,530

Net increase/(decrease) resulting from operations	862,414	203,725

2023 Policy Transactions
Net policy purchase payments	193,497	18,692
Transfers on account of death, surrenders and withdrawals	(875,006)	(292,975)
Transfers of policy loans	(164,757)	(298)
Transfers of cost of insurance and policy fees	(276,507)	(13,855)
Transfers between investment divisions, net	—	—
Transfers–other	4,600	469

Net increase/(decrease) from policy transactions	(1,118,173)	(287,967)

Total Increase/(Decrease) in Net Assets	(255,759)	(84,242)
Net Assets at December 31, 2022	7,389,358	900,197

Net Assets at December 31, 2023	$7,133,599	$815,955

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$61,424	$6,863
Net realized gain/(loss) from sale of investments	6,036	5,100
Reinvested realized gain distributions	301,538	82,746
Net change in unrealized appreciation/(depreciation) of investments	1,094,741	112,678

Net increase/(decrease) resulting from operations	1,463,739	207,387

2024 Policy Transactions
Net policy purchase payments	167,715	16,335
Transfers on account of death, surrenders and withdrawals	(352,728)	(32,703)
Transfers of policy loans	238,812	(26,318)
Transfers of cost of insurance and policy fees	(273,197)	(14,504)
Transfers between investment divisions, net	(49,904)	34,725
Transfers–other	2,483	183

Net increase/(decrease) from policy transactions	(266,819)	(22,282)

Total Increase/(Decrease) in Net Assets	1,196,920	185,105
Net Assets at December 31, 2023	7,133,599	815,955

Net Assets at December 31, 2024	$8,330,519	$1,001,060

See notes to financial statements.

B-10

Investment Options
Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity & Income Fund Series I	Invesco V.I. Core Equity Fund Series I
1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$18,885	$8,594	$(7,522)	$(1,386)	$(2,480)	$716	$631
(2,119)	(5,018)	(53,848)	(31,012)	(1,529)	(802)	(48,934)
—	—	—	132,045	7,089	3,219	27,538
144,023	27,697	276,751	32,743	100,423	2,494	273,836

160,789	31,273	215,381	132,390	103,503	5,627	253,071

23,806	11,101	32,500	21,565	6,673	3,008	25,694
(28,387)	(10,002)	(8,320)	(85)	—	—	(15,070)
(37,106)	3,639	39	(430)	96	157	(147,167)
(28,985)	(8,468)	(26,180)	(31,549)	(14,598)	(3,611)	(51,068)
—	—	—	—	—	—	—
3	(2)	(133)	49	(13)	1	1,175

(70,669)	(3,732)	(2,094)	(10,450)	(7,842)	(445)	(186,436)

90,120	27,541	213,287	121,940	95,661	5,182	66,635
853,744	304,801	1,094,741	1,190,894	261,614	57,407	1,176,883

$943,864	$332,342	$1,308,028	$1,312,834	$357,275	$62,589	$1,243,518

$22,061	$7,968	$(8,437)	$800	$(2,703)	$673	$2,576
11,106	(2,049)	(80,923)	(56,714)	11,639	(1,097)	(10,175)
—	—	—	140,787	—	2,645	163,065
15,510	9,417	231,030	49,936	100,767	4,871	226,370

48,677	15,336	141,670	134,809	109,703	7,092	381,836

21,874	11,565	22,789	17,325	6,608	3,430	23,562
(28,687)	—	(44,619)	(76,911)	(54,575)	—	(46,619)
5,674	4,433	(26,104)	289	23	1,429	514,705
(26,853)	(8,267)	(25,885)	(31,601)	(17,644)	(4,067)	(53,725)
(41,614)	(4,507)	1,306	—	—	—	—
(773)	41	(1,044)	(664)	(268)	5	960

(70,379)	3,265	(73,557)	(91,562)	(65,856)	797	438,883

(21,702)	18,601	68,113	43,247	43,847	7,889	820,719
943,864	332,342	1,308,028	1,312,834	357,275	62,589	1,243,518

$922,162	$350,943	$1,376,141	$1,356,081	$401,122	$70,478	$2,064,237

B-11

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Relative Value Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B
	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$3,291	$(1,103)
Net realized gain/(loss) from sale of investments	(19,651)	217
Reinvested realized gain distributions	38,178	7,876
Net change in unrealized appreciation/(depreciation) of investments	12,284	23,531

Net increase/(decrease) resulting from operations	34,102	30,521

2023 Policy Transactions
Net policy purchase payments	16,834	2,033
Transfers on account of death, surrenders and withdrawals	(481,305)	—
Transfers of policy loans	(55)	2,276
Transfers of cost of insurance and policy fees	(19,171)	(1,316)
Transfers between investment divisions, net	—	—
Transfers–other	(12)	2

Net increase/(decrease) from policy transactions	(483,709)	2,995

Total Increase/(Decrease) in Net Assets	(449,607)	33,516
Net Assets at December 31, 2022	647,770	88,091

Net Assets at December 31, 2023	$198,163	$121,607

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,054	$(1,220)
Net realized gain/(loss) from sale of investments	22,025	760
Reinvested realized gain distributions	6,821	6,522
Net change in unrealized appreciation/(depreciation) of investments	(7,180)	23,714

Net increase/(decrease) resulting from operations	22,720	29,776

2024 Policy Transactions
Net policy purchase payments	7,343	2,363
Transfers on account of death, surrenders and withdrawals	(21,357)	—
Transfers of policy loans	(59)	2,042
Transfers of cost of insurance and policy fees	(13,209)	(1,147)
Transfers between investment divisions, net	—	—
Transfers–other	(8)	(9)

Net increase/(decrease) from policy transactions	(27,290)	3,249

Total Increase/(Decrease) in Net Assets	(4,570)	33,025
Net Assets at December 31, 2023	198,163	121,607

Net Assets at December 31, 2024	$193,593	$154,632

See notes to financial statements.

B-12

Investment Options
AB Sustainable Global Thematic Portfolio Class B	LVIP American Century International Fund Class I	LVIP American Century Value Fund Class I	Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Equity -Income Portfolio Initial Class	Fidelity VIP Growth Opportunities Portfolio Initial Class	Fidelity VIP High Income Portfolio Initial Class
1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(395)	$1,414	$3,708	$(2,168)	$5,278	$(7,770)	$6,164
(878)	2,271	6,830	24,275	9,919	37,342	(497)
2,418	—	17,308	51,358	12,172	—	—
3,641	19,039	(10,233)	333,845	13,659	403,767	5,638

4,786	22,724	17,613	407,310	41,028	433,339	11,305

3,242	4,207	11,560	18,575	13,537	19,409	6,336
—	—	(12,897)	(68,754)	(70,650)	(67,898)	—
—	(131)	(29)	(1,299)	475	(145)	(58)
(2,391)	(9,112)	(12,260)	(31,898)	(14,749)	(33,985)	(4,936)
—	—	—	—	—	—	—
2	225	120	511	639	2,355	(1)

853	(4,811)	(13,506)	(82,865)	(70,748)	(80,264)	1,341

5,639	17,913	4,107	324,445	(29,720)	353,075	12,646
32,972	192,930	221,431	1,274,179	469,298	996,504	114,585

$38,611	$210,843	$225,538	$1,598,624	$439,578	$1,349,579	$127,231

$(292)	$2,170	$5,560	$(8,511)	$5,279	$(9,142)	$7,360
(6,228)	3,063	3,327	31,498	5,018	252,216	(444)
136	—	13,450	232,069	27,495	—	—
9,409	(969)	(2,356)	265,183	27,134	210,672	3,693

3,025	4,264	19,981	520,239	64,926	453,746	10,609

3,244	4,668	8,378	16,314	12,117	15,237	5,959
—	—	—	(9,668)	(38,650)	(389,038)	(581)
—	(2,509)	(29)	(7,882)	14,062	(4,351)	140
(1,493)	(9,775)	(12,181)	(33,050)	(14,427)	(35,220)	(5,051)
(22,486)	1,568	1,829	(11,822)	—	—	—
(553)	172	124	(2,433)	1,145	3,181	3

(21,288)	(5,876)	(1,879)	(48,541)	(25,753)	(410,191)	470

(18,263)	(1,612)	18,102	471,698	39,173	43,555	11,079
38,611	210,843	225,538	1,598,624	439,578	1,349,579	127,231

$20,348	$209,231	$243,640	$2,070,322	$478,751	$1,393,134	$138,310

B-13

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	Fidelity VIP Index 500 Portfolio Initial Class	Fidelity VIP Government Money Market Portfolio Service Class 2
	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$42,326	$8,460
Net realized gain/(loss) from sale of investments	246,910	—
Reinvested realized gain distributions	45,582	—
Net change in unrealized appreciation/(depreciation) of investments	789,127	—

Net increase/(decrease) resulting from operations	1,123,945	8,460

2023 Policy Transactions
Net policy purchase payments	71,987	19,322
Transfers on account of death, surrenders and withdrawals	(193,447)	(487)
Transfers of policy loans	(829)	1,293
Transfers of cost of insurance and policy fees	(139,178)	(13,048)
Transfers between investment divisions, net	—	—
Transfers–other	1,154	(2)

Net increase/(decrease) from policy transactions	(260,313)	7,078

Total Increase/(Decrease) in Net Assets	863,632	15,538
Net Assets at December 31, 2022	4,539,820	208,074

Net Assets at December 31, 2023	$5,403,452	$223,612

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$38,287	$9,551
Net realized gain/(loss) from sale of investments	502,068	—
Reinvested realized gain distributions	3,517	—
Net change in unrealized appreciation/(depreciation) of investments	697,642	—

Net increase/(decrease) resulting from operations	1,241,514	9,551

2024 Policy Transactions
Net policy purchase payments	60,878	19,379
Transfers on account of death, surrenders and withdrawals	(532,157)	—
Transfers of policy loans	2,976	2,381
Transfers of cost of insurance and policy fees	(139,248)	(13,676)
Transfers between investment divisions, net	60,431	—
Transfers–other	2,271	18

Net increase/(decrease) from policy transactions	(544,849)	8,102

Total Increase/(Decrease) in Net Assets	696,665	17,653
Net Assets at December 31, 2023	5,403,452	223,612

Net Assets at December 31, 2024	$6,100,117	$241,265

See notes to financial statements.

B-14

Investment Options
Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	MFS Total Return Bond Series Initial Class	MFS Growth Series Initial Class	MFS Investors Trust Series Initial Class
1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$(3,533)	$(1,803)	$(2,926)	$1,786	$1,151	$(11,541)	$734
4,656	4,343	3,958	12,325	(5,991)	62,636	9,976
51,005	—	—	18,492	—	143,377	48,766
67,899	107,324	172,018	119,865	8,927	352,200	88,869

120,027	109,864	173,050	152,468	4,087	546,672	148,345

12,558	5,170	7,337	14,255	3,079	28,522	18,699
(4,305)	(13,207)	—	(15,551)	(35,991)	(61,963)	(24,126)
1,279	626	(246)	703	(55)	(42,710)	(661)
(18,395)	(5,865)	(8,042)	(7,874)	(2,833)	(54,192)	(36,963)
—	—	—	—	—	—	—
21	(6)	(7)	(141)	1,297	9,248	25

(8,842)	(13,282)	(958)	(8,608)	(34,503)	(121,095)	(43,026)

111,185	96,582	172,092	143,860	(30,416)	425,577	105,319
698,002	283,014	409,093	592,660	83,788	1,600,998	836,292

$809,187	$379,596	$581,185	$736,520	$53,372	$2,026,575	$941,611

$950	$(2,620)	$(4,319)	$732	$2,027	$(14,592)	$817
10,645	12,869	26,498	34,803	(494)	94,093	43,948
34,588	25,129	18,797	25,489	—	175,316	74,826
72,669	68,825	151,884	104,021	(444)	348,170	54,675

118,852	104,203	192,860	165,045	1,089	602,987	174,266

8,538	4,522	4,889	8,120	1,841	23,907	18,373
(17,578)	(21,604)	(30,739)	(59,293)	—	(130,633)	(80,661)
(1,203)	5,578	(23,002)	480	145	(14,680)	123
(18,533)	(5,246)	(8,539)	(9,138)	(2,052)	(64,417)	(37,180)
—	—	—	—	(2,755)	—	—
(421)	75	(218)	(90)	1,206	11,362	(221)

(29,197)	(16,675)	(57,609)	(59,921)	(1,615)	(174,461)	(99,566)

89,655	87,528	135,251	105,124	(526)	428,526	74,700
809,187	379,596	581,185	736,520	53,372	2,026,575	941,611

$898,842	$467,124	$716,436	$841,644	$52,846	$2,455,101	$1,016,311

B-15

The Guardian Separate Account M

STATEMENTS OF CHANGES IN NET ASSETS

	MFS New Discovery Series Initial Class	MFS Research Series Initial Class
	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,026)	$(317)
Net realized gain/(loss) from sale of investments	(21,749)	(512)
Reinvested realized gain distributions	—	512
Net change in unrealized appreciation/(depreciation) of investments	39,521	1,893

Net increase/(decrease) resulting from operations	16,746	1,576

2023 Policy Transactions
Net policy purchase payments	7,970	—
Transfers on account of death, surrenders and withdrawals	(27,071)	—
Transfers of policy loans	(191)	(65)
Transfers of cost of insurance and policy fees	(5,563)	(1,471)
Transfers between investment divisions, net	—	—
Transfers–other	(314)	—

Net increase/(decrease) from policy transactions	(25,169)	(1,536)

Total Increase/(Decrease) in Net Assets	(8,423)	40
Net Assets at December 31, 2022	135,056	8,120

Net Assets at December 31, 2023	$126,633	$8,160

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$(874)	$(276)
Net realized gain/(loss) from sale of investments	(14,595)	490
Reinvested realized gain distributions	—	586
Net change in unrealized appreciation/(depreciation) of investments	22,397	572

Net increase/(decrease) resulting from operations	6,928	1,372

2024 Policy Transactions
Net policy purchase payments	3,670	—
Transfers on account of death, surrenders and withdrawals	(27,362)	—
Transfers of policy loans	(177)	(139)
Transfers of cost of insurance and policy fees	(3,619)	(1,665)
Transfers between investment divisions, net	—	—
Transfers–other	(9)	(3)

Net increase/(decrease) from policy transactions	(27,497)	(1,807)

Total Increase/(Decrease) in Net Assets	(20,569)	(435)
Net Assets at December 31, 2023	126,633	8,160

Net Assets at December 31, 2024	$106,064	$7,725

See notes to financial statements.

B-16

Investment Options
MFS Total Return Series Initial Class	Guardian All Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund	Guardian Balanced Allocation VIP Fund

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$7,735	$(6,236)	$(1,963)	$(326)	$(12,493)
(2,730)	14,924	(588)	(114)	5,760
23,347	—	—	—	—
23,544	185,911	17,050	2,141	331,211

51,896	194,599	14,499	1,701	324,478

21,058	24,725	10,706	8,747	30,595
(20,390)	(103,781)	(5,494)	(5,989)	(64,414)
75	(76,341)	6,256	(526)	(52,356)
(27,520)	(32,344)	(14,840)	(4,076)	(57,834)
—	—	—	—	—
5,123	692	135	(6)	1,447

(21,654)	(187,049)	(3,237)	(1,850)	(142,562)

30,242	7,550	11,262	(149)	181,916
550,491	945,741	304,613	50,689	1,951,426

$580,733	$953,291	$315,875	$50,540	$2,133,342

$10,472	$(6,601)	$(1,928)	$(357)	$(14,149)
4,965	19,979	233	150	10,063
27,288	—	—	—	—
(3,495)	167,368	4,501	2,366	283,099

39,230	180,746	2,806	2,159	279,013

17,605	29,208	9,328	8,565	26,538
(40,781)	(48,839)	—	—	—
603	(618)	3,371	(568)	5,810
(28,987)	(33,084)	(14,084)	(3,442)	(55,322)
—	—	—	—	—
4,537	(163)	133	—	236

(47,023)	(53,496)	(1,252)	4,555	(22,738)

(7,793)	127,250	1,554	6,714	256,275
580,733	953,291	315,875	50,540	2,133,342

$572,940	$1,080,541	$317,429	$57,254	$2,389,617

B-17

THE GUARDIAN SEPARATE ACCOUNT M

NOTES TO FINANCIAL STATEMENTS (December 31, 2024)

NOTE 1 — ORGANIZATION

The Guardian Separate Account M (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on January 29, 1998, and commenced operations on February 6, 1998. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the annual premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policy owner may transfer his or her policy value among the thirty-four investment options within the Account, or FRO. However, a policy owner may only invest in up to seven investment options, including FRO, at any time.

The thirty-four investment divisions of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Core Equity Fund Series I

AB VPS Relative Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century International Fund Class I
(formerly American Century VP International Fund Class I)

LVIP American Century Value Fund Class I
(formerly American Century VP Value Fund Class I)

Fidelity VIP Contrafund® Portfolio Initial Class

Fidelity VIP Equity-Income Portfolio Initial Class

Fidelity VIP Growth Opportunities Portfolio

Initial Class

Fidelity VIP High Income Portfolio Initial Class

Fidelity VIP Index 500 Portfolio Initial Class

Fidelity VIP Government Money Market Portfolio

Service Class 2

Janus Henderson Enterprise Portfolio
Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio
Institutional Shares

Janus Henderson Global Research Portfolio
Institutional Shares

MFS® Total Return Bond Series Initial Class

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

Guardian All Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

The below funds were part of a merger and are no longer available as an investment option under this contract in 2024:

Existing Fund	Replacement Fund	Date
American Century VP International Fund—Class I	LVIP American Century International Fund	April 26,2024
American Century VP Value Fund—Class I	LVIP American Century Value Fund	April 26,2024

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

B-18

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such a guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of the significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2024, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2024, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2024, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $38,153,479.

B-19

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2024, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2024, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Universal Life Insurance policies is based on the 1980 / 2001 / 2017 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 3.0% - 4.0%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

B-20

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$775,840	$679,404
Victory 500 Index VIP Series	160,413	92,877
Victory RS International VIP Series	57,573	105,827
Victory Sophus Emerging Markets VIP Series	27,157	15,712
Victory RS Small Cap Growth Equity VIP Series	22,583	104,139
Gabelli Capital Asset Fund	163,009	113,600
Invesco V.I. American Franchise Fund Series I	6,304	74,160
Invesco V.I. Equity & Income Fund Series I	9,428	5,754
Invesco V.I. Core Equity Fund Series I	704,707	100,181
AB VPS Relative Value Portfolio Class B	16,370	35,413
AB VPS Large Cap Growth Portfolio Class B	11,387	2,617
AB Sustainable Global Thematic Portfolio Class B	3,380	24,532
LVIP American Century International Fund Class I (formerly American Century VP International Fund Class I)	8,994	13,338
LVIP American Century Value Fund Class I (formerly American Century VP Value Fund Class I)	30,477	12,807
Fidelity VIP Contrafund Portfolio Initial Class	253,359	78,203
Fidelity VIP Equity-Income Portfolio Initial Class	62,201	55,037
Fidelity VIP Growth Opportunities Portfolio Initial Class	12,092	431,283
Fidelity VIP High Income Portfolio Initial Class	14,009	6,251
Fidelity VIP Index 500 Portfolio Initial Class	168,726	671,862
Fidelity VIP Government Money Market Portfolio Service Class 2	32,054	13,921
Janus Henderson Enterprise Portfolio Institutional Shares	48,347	41,480
Janus Henderson Forty Portfolio Institutional Shares	35,799	29,864
Janus Henderson Research Portfolio Institutional Shares	23,381	65,995
Janus Henderson Global Research Portfolio Institutional Shares	38,623	71,991
MFS Total Return Bond Series Initial Class	5,486	4,712
MFS Growth Series Initial Class	194,230	207,375
MFS Investors Trust Series Initial Class	96,412	119,798
MFS New Discovery Series Initial Class	3,606	32,101
MFS Research Series Initial Class	647	2,807
MFS Total Return Series Initial Class	60,529	69,168
Guardian All Cap Core VIP Fund	25,860	85,355
Guardian Core Fixed Income VIP Fund	10,912	14,163
Guardian Short Duration Bond VIP Fund	8,489	3,933
Guardian Balanced Allocation VIP Fund	21,058	57,795

Total	$3,113,441	$3,443,456

B-21

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC assumes mortality and expense risk related to the operations of the Account. To cover these risks, GIAC deducts, through a reduction of the unit value, a daily charge from the net assets of the Account that, on an annual basis, is equal to a rate of .90% (reduced to .60% after the policy’s 20th anniversary).

Under the terms of the policy, GIAC also deducts certain charges from the policy account value. These other contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	A monthly charge for the cost of life insurance, based on the face value of the policyowner’s insurance inforce, as compensation for the anticipated cost of paying death benefits.

b)	Policy and administrative fees, which vary with the face amount, age of the insured or duration of the contract.

c)	An annual state premium tax charge as a percentage of the basic premium. This rate varies by state of jurisdiction.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2024, and 2023, contractual charges amounted to $1,019,529 and $1,014,676, respectively, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, that are attributable to the Account.

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisors, Inc., AllianceBernstein LP., American Century Investment Management, Inc., Fidelity Management & Research Company, Janus Henderson Group PLC, and Massachusetts Financial Services Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2024 and 2023, were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory RS Large Cap Alpha VIP Series	10,300	16,346	(6,046)	5,650	36,568	(30,918)
Victory 500 Index VIP Series	1,625	1,878	(253)	544	8,638	(8,094)
Victory RS International VIP Series	1,009	3,096	(2,087)	930	3,345	(2,415)
Victory Sophus Emerging Markets VIP Series	381	311	70	355	445	(90)
Victory RS Small Cap Growth Equity VIP Series	494	1,782	(1,288)	675	715	(40)
Gabelli Capital Asset Fund	301	1,805	(1,504)	401	595	(194)
Value Line Strategic Asset Management Trust	—	—	—	18	18	—
Invesco V.I. American Franchise Fund Series I	149	1,470	(1,321)	198	406	(208)
Invesco V.I. Equity & Income Fund Series I	259	227	32	168	192	(24)
Invesco V.I. Core Equity Fund Series I	13,623	2,503	11,120	798	6,215	(5,417)
AB VPS Relative Value Portfolio Class B	168	806	(638)	453	13,521	(13,068)

B-22

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
AB VPS Large Cap Growth Portfolio Class B	67	20	47	89	31	58
AB Sustainable Global Thematic Portfolio Class B	104	777	(673)	114	90	24
LVIP American Century International Fund Class I (formerly American Century VP International Fund Class I)	240	466	(226)	181	380	(199)
LVIP American Century Value Fund Class I (formerly American Century VP Value Fund Class I)	185	217	(32)	233	508	(275)
Fidelity VIP Contrafund Portfolio Initial Class	350	1,093	(743)	395	2,022	(1,627)
Fidelity VIP Equity-Income Portfolio Initial Class	572	1,072	(500)	375	2,113	(1,738)
Fidelity VIP Growth Opportunities Portfolio Initial Class	246	5,508	(5,262)	392	1,831	(1,439)
Fidelity VIP High Income Portfolio Initial Class	293	270	23	331	262	69
Fidelity VIP Index 500 Portfolio Initial Class	1,875	10,186	(8,311)	1,378	6,317	(4,939)
Fidelity VIP Government Money Market Portfolio Service Class 2	1,793	1,158	635	1,733	1,153	580
Janus Henderson Enterprise Portfolio Institutional Shares	309	1,200	(891)	506	837	(331)
Janus Henderson Forty Portfolio Institutional Shares	170	448	(278)	135	421	(286)
Janus Henderson Research Portfolio Institutional Shares	136	1,739	(1,603)	288	321	(33)
Janus Henderson Global Research Portfolio Institutional Shares	405	3,128	(2,723)	884	1,432	(548)
MFS Total Return Bond Series Initial Class	135	200	(65)	192	1,713	(1,521)
MFS Growth Series Initial Class	447	2,552	(2,105)	623	2,554	(1,931)
MFS Investors Trust Series Initial Class	362	2,200	(1,838)	438	1,450	(1,012)
MFS New Discovery Series Initial Class	96	806	(710)	226	945	(719)
MFS Research Series Initial Class	—	45	(45)	—	49	(49)
MFS Total Return Series Initial Class	567	1,715	(1,148)	712	1,303	(591)
Guardian All Cap Core VIP Fund	2,611	6,766	(4,155)	2,468	19,940	(17,472)
Guardian Core Fixed Income VIP Fund	1,577	1,695	(118)	1,826	2,185	(359)
Guardian Short Duration Bond VIP Fund	834	391	443	890	1,079	(189)
Guardian Balanced Allocation VIP Fund	2,781	4,684	(1,903)	3,382	17,235	(13,853)

NOTE 6 — FINANCIAL HIGHLIGHTS

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyowner accounts through redemption of units.

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Victory RS Large Cap Alpha VIP Series
2024	175,205	$47.55	$8,330,519	0.60%	1.38%	20.81%
2023	181,251	39.36	7,133,599	0.60%	1.11%	13.01%
2022	212,169	34.83	7,389,358	0.60%	1.39%	-4.91%
2021	224,610	36.63	8,226,423	0.60%	1.11%	22.75%
2020	236,933	29.84	7,069,502	0.90%	1.36%	-1.31%

Victory 500 Index VIP Series
2024	20,392	$49.09	$1,001,060	0.60%	1.36%	24.21%
2023	20,645	39.52	815,955	0.60%	1.08%	26.18%
2022	28,739	31.32	900,197	0.60%	1.28%	-19.84%
2021	27,970	39.08	1,092,964	0.60%	1.29%	26.67%
2020	28,442	30.85	877,426	0.90%	2.13%	19.09%

B-23

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Victory INCORE Low Duration Bond VIP Series(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,659	13.53	49,503	0.60%	1.71%	0.39%
2020	3,356	13.48	45,222	0.90%	2.60%	3.43%

Victory INCORE Investment Quality Bond VIP Series(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	14,825	24.79	367,505	0.60%	1.65%	-0.82%
2020	21,329	24.99	533,079	0.90%	3.73%	7.40%

Victory RS International VIP Series
2024	28,445	$32.42	$922,162	0.60%	2.86%	4.87%
2023	30,532	30.91	943,864	0.60%	2.51%	19.30%
2022	32,947	25.91	853,744	0.60%	2.77%	-16.32%
2021	34,142	30.97	1,057,227	0.60%	1.87%	13.68%
2020	34,826	27.24	948,644	0.90%	2.79%	5.31%

Victory Sophus Emerging Markets VIP Series
2024	7,424	$47.27	$350,943	0.60%	2.86%	4.60%
2023	7,354	45.19	332,342	0.60%	3.00%	10.37%
2022	7,444	40.95	304,801	0.60%	0.81%	-22.93%
2021	8,302	53.13	441,077	0.60%	0.83%	-4.99%
2020	8,758	55.92	489,713	0.90%	1.99%	15.16%

Victory RS Small Cap Growth Equity VIP Series
2024	22,826	$60.29	$1,376,141	0.60%	0.00%	11.15%
2023	24,114	54.24	1,308,028	0.60%	0.00%	19.68%
2022	24,154	45.32	1,094,741	0.60%	0.00%	-36.74%
2021	24,432	71.65	1,750,506	0.60%	0.00%	-10.97%
2020	24,873	80.47	2,001,662	0.90%	0.00%	36.86%

Gabelli Capital Asset Fund
2024	21,160	$64.09	$1,356,081	0.60%	0.68%	10.63%
2023	22,664	57.93	1,312,834	0.60%	0.47%	11.18%
2022	22,858	52.10	1,190,894	0.60%	0.44%	-13.45%
2021	23,784	60.19	1,431,649	0.60%	0.48%	19.76%
2020	24,057	50.26	1,209,160	0.90%	0.17%	5.42%

Value Line Centurion Fund(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	28,312	39.28	1,112,033	0.60%	0.02%	18.95%
2020	33,586	33.02	1,109,010	0.90%	0.08%	16.53%

Value Line Strategic Asset Management Trust(5)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	41,909	57.11	2,393,602	0.60%	0.31%	15.17%
2020	44,765	49.59	2,219,984	0.90%	0.48%	16.96%

B-24

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Invesco V.I. American Franchise Fund Series I
2024	6,797	$59.01	$401,122	0.60%	0.00%	34.08%
2023	8,118	44.01	357,275	0.60%	0.00%	40.08%
2022	8,326	31.42	261,614	0.60%	0.00%	-31.53%
2021	8,721	45.89	400,174	0.60%	0.00%	11.25%
2020	8,913	41.24	367,600	0.90%	0.07%	41.12%

Invesco V.I. Equity & Income Fund Series I
2024	3,084	$22.86	$70,478	0.60%	1.81%	11.45%
2023	3,052	20.51	62,589	0.60%	1.81%	9.89%
2022	3,076	18.66	57,407	0.60%	1.59%	-8.07%
2021	4,192	20.30	85,087	0.60%	3.78%	13.30%
2020	4,110	17.92	73,634	0.90%	2.14%	-2.35%

Invesco V.I. Core Equity Fund Series I
2024	44,861	$46.01	$2,064,237	0.60%	0.78%	24.85%
2023	33,741	36.85	1,243,518	0.60%	0.49%	22.62%
2022	39,158	30.06	1,176,883	0.60%	0.92%	-21.02%
2021	40,108	38.06	1,526,330	0.60%	0.67%	26.97%
2020	40,005	29.97	1,199,026	0.90%	1.27%	12.86%

AB VPS Relative Value Portfolio Class B
2024	4,331	$44.70	$193,593	0.60%	1.21%	12.09%
2023	4,969	39.88	198,163	0.60%	3.01%	11.05%
2022	18,037	35.91	647,770	0.60%	1.11%	-4.99%
2021	17,978	37.80	679,609	0.60%	0.64%	27.07%
2020	19,856	29.75	590,684	0.90%	1.34%	1.58%

AB VPS Large Cap Growth Portfolio Class B
2024	2,011	$76.90	$154,632	0.60%	0.00%	24.20%
2023	1,964	61.92	121,607	0.60%	0.00%	33.98%
2022	1,906	46.21	88,091	0.60%	0.00%	-29.12%
2021	2,140	65.20	139,525	0.60%	0.00%	27.88%
2020	3,144	50.98	160,311	0.90%	0.00%	33.97%

AB VPS Global Thematic Growth Portfolio Class B
2024	674	$30.18	$20,348	0.60%	0.00%	5.32%
2023	1,347	28.66	38,611	0.60%	0.03%	15.01%
2022	1,323	24.92	32,972	0.60%	0.00%	-27.60%
2021	1,261	34.42	43,405	0.60%	0.00%	21.84%
2020	721	28.25	20,362	0.90%	0.46%	37.87%

LVIP American Century International Fund Class I (formerly American Century VP International Fund Class I)
2024	8,134	$25.72	$209,231	0.60%	1.60%	1.99%
2023	8,360	25.22	210,843	0.60%	1.30%	11.90%
2022	8,559	22.54	192,930	0.60%	1.46%	-25.21%
2021	8,719	30.14	262,764	0.60%	0.16%	8.10%
2020	9,262	27.88	258,201	0.90%	0.48%	24.79%

LVIP American Century Value Fund Class I (formerly American Century VP Value Fund Class I)
2024	4,223	$57.69	$243,640	0.60%	2.96%	8.82%
2023	4,255	53.01	225,538	0.60%	2.15%	8.44%
2022	4,530	48.88	221,431	0.60%	2.11%	-0.06%
2021	4,536	48.91	221,859	0.60%	1.85%	23.76%
2020	4,417	39.52	174,588	0.90%	2.34%	0.10%

B-25

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Fidelity VIP Contrafund Portfolio Initial Class
2024	27,657	$74.86	$2,070,322	0.60%	0.19%	32.99%
2023	28,400	56.29	1,598,624	0.60%	0.37%	32.65%
2022	30,027	42.43	1,274,179	0.60%	0.50%	-26.76%
2021	31,956	57.93	1,851,335	0.60%	0.06%	27.07%
2020	36,631	45.59	1,670,140	0.90%	0.25%	29.43%

Fidelity VIP Equity-Income Portfolio Initial Class
2024	9,476	$50.52	$478,751	0.60%	1.75%	14.65%
2023	9,976	44.06	439,578	0.60%	1.82%	9.98%
2022	11,714	40.06	469,298	0.60%	1.92%	-5.53%
2021	12,193	42.41	517,089	0.60%	1.93%	24.14%
2020	12,268	34.16	419,089	0.90%	1.86%	5.77%

Fidelity VIP Growth Opportunities Portfolio Initial Class
2024	15,595	$89.33	$1,393,134	0.60%	0.00%	38.05%
2023	20,857	64.71	1,349,579	0.60%	0.00%	44.78%
2022	22,296	44.69	996,504	0.60%	0.00%	-38.52%
2021	23,954	72.70	1,741,450	0.60%	0.00%	11.27%
2020	23,854	65.34	1,558,480	0.90%	0.01%	67.19%

Fidelity VIP High Income Portfolio Initial Class
2024	6,333	$21.84	$138,310	0.60%	6.19%	8.32%
2023	6,310	20.16	127,231	0.60%	5.27%	9.81%
2022	6,241	18.36	114,585	0.60%	5.00%	-11.91%
2021	7,263	20.84	151,369	0.60%	5.49%	3.78%
2020	7,107	20.08	142,730	0.90%	5.06%	1.85%

Fidelity VIP Index 500 Portfolio Initial Class
2024	83,364	$73.17	$6,100,117	0.60%	1.28%	24.15%
2023	91,675	58.94	5,403,452	0.60%	1.25%	25.44%
2022	96,614	46.99	4,539,820	0.60%	1.47%	-18.70%
2021	99,381	57.80	5,744,221	0.60%	1.26%	27.81%
2020	106,560	45.22	4,819,176	0.90%	1.74%	17.21%

Fidelity VIP Government Money Market Portfolio Service Class 2
2024	18,561	$13.00	$241,265	0.60%	4.72%	4.20%
2023	17,926	12.47	223,612	0.60%	4.22%	3.99%
2022	17,346	12.00	208,074	0.60%	1.27%	0.64%
2021	16,861	11.92	200,963	0.60%	0.01%	-0.60%
2020	13,838	11.99	165,935	0.90%	0.24%	-0.64%

Janus Henderson Enterprise Portfolio Institutional Shares
2024	25,838	$34.79	$898,842	0.60%	0.74%	14.91%
2023	26,729	30.27	809,187	0.60%	0.14%	17.36%
2022	27,060	25.79	698,002	0.60%	0.37%	-16.44%
2021	28,059	30.87	866,242	0.60%	0.32%	16.13%
2020	35,097	26.58	933,007	0.90%	0.11%	18.44%

Janus Henderson Forty Portfolio Institutional Shares
2024	7,391	$63.20	$467,124	0.60%	0.11%	27.70%
2023	7,669	49.50	379,596	0.60%	0.15%	39.12%
2022	7,955	35.58	283,014	0.60%	0.19%	-33.95%
2021	8,279	53.86	445,963	0.60%	0.48%	22.16%
2020	8,777	44.09	387,028	0.90%	0.71%	38.19%

B-26

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Janus Henderson Research Portfolio Institutional Shares
2024	17,599	$40.71	$716,436	0.60%	0.03%	34.50%
2023	19,202	30.27	581,185	0.60%	0.11%	42.31%
2022	19,235	21.27	409,093	0.60%	0.71%	-30.31%
2021	19,265	30.52	587,948	0.60%	0.10%	19.61%
2020	19,157	25.52	488,796	0.90%	0.54%	31.80%

Janus Henderson Global Research Portfolio Institutional Shares
2024	36,325	$23.17	$841,644	0.60%	0.74%	22.84%
2023	39,048	18.86	736,520	0.60%	0.76%	26.02%
2022	39,596	14.97	592,660	0.60%	1.63%	-19.90%
2021	39,153	18.69	731,588	0.60%	0.53%	17.38%
2020	38,644	15.92	615,155	0.90%	0.82%	19.02%

MFS Total Return Bond Series Initial Class
2024	2,187	$24.16	$52,846	0.60%	4.35%	1.93%
2023	2,252	23.70	53,372	0.60%	3.04%	6.74%
2022	3,773	22.21	83,788	0.60%	2.84%	-14.45%
2021	3,435	25.96	89,176	0.60%	2.81%	-1.41%
2020	3,230	26.33	85,042	0.90%	3.51%	7.53%

MFS Growth Series Initial Class
2024	26,763	$91.74	$2,455,101	0.60%	0.00%	30.67%
2023	28,868	70.20	2,026,575	0.60%	0.00%	35.05%
2022	30,799	51.98	1,600,998	0.60%	0.00%	-32.05%
2021	31,448	76.50	2,405,591	0.60%	0.00%	22.79%
2020	32,913	62.30	2,050,361	0.90%	0.00%	30.71%

MFS Investors Trust Series Initial Class
2024	18,245	$55.70	$1,016,311	0.60%	0.72%	18.80%
2023	20,083	46.89	941,611	0.60%	0.62%	18.27%
2022	21,095	39.64	836,292	0.60%	0.67%	-16.99%
2021	21,584	47.76	1,030,835	0.60%	0.62%	26.05%
2020	22,211	37.89	841,524	0.90%	0.61%	12.88%

MFS New Discovery Series Initial Class
2024	2,666	$39.79	$106,064	0.60%	0.00%	6.08%
2023	3,376	37.51	126,633	0.60%	0.00%	13.73%
2022	4,095	32.98	135,056	0.60%	0.00%	-30.18%
2021	4,024	47.24	190,104	0.60%	0.00%	1.19%
2020	4,839	46.68	225,884	0.90%	0.00%	44.62%

MFS Research Series Initial Class
2024	185	$41.84	$7,725	0.60%	0.62%	18.16%
2023	230	35.41	8,160	0.60%	0.49%	21.68%
2022	279	29.10	8,120	0.60%	0.48%	-17.71%
2021	323	35.36	11,406	0.60%	0.54%	24.05%
2020	357	28.50	10,188	0.90%	0.72%	15.58%

MFS Total Return Series Initial Class
2024	13,410	$42.73	$572,940	0.60%	2.43%	7.10%
2023	14,558	39.89	580,733	0.60%	1.93%	9.78%
2022	15,149	36.34	550,491	0.60%	1.73%	-10.12%
2021	16,396	40.43	662,913	0.60%	1.78%	13.43%
2020	17,606	35.64	627,528	0.90%	2.29%	8.86%

B-27

The Guardian Separate Account M

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Guardian All Cap CoreVIP Fund(4)
2024	78,158	$13.83	$1,080,541	0.60%	0.00%	19.37%
2023	82,313	11.58	953,291	0.60%	0.00%	22.19%
2022	99,785	9.48	945,741	0.60%	0.00%	-5.22%

Guardian Core Fixed Income VIP Fund(4)
2024	31,349	$10.13	$317,429	0.60%	0.00%	0.87%
2023	31,467	10.04	315,875	0.60%	0.00%	4.88%
2022	31,826	9.57	304,613	0.60%	0.00%	-4.29%

Guardian Short Duration Bond VIP Fund(4)
2024	5,463	$10.48	$57,254	0.60%	0.00%	4.09%
2023	5,020	10.07	50,540	0.60%	0.00%	3.47%
2022	5,209	9.73	50,689	0.60%	0.00%	-2.70%

Guardian Balanced Allocation VIP Fund(4)
2024	191,365	$12.49	$2,389,617	0.60%	0.00%	13.13%
2023	193,268	11.04	2,133,342	0.60%	0.00%	17.16%
2022	207,121	9.42	1,951,426	0.60%	0.00%	-5.78%

(1)	These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	Portfolio commenced operations April 29, 2022.
(5)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account M

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account M indicated in the table below as of December 31, 2024, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account M as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity & Income Fund Series I

Invesco V.I. Core Equity Fund Series I

AB VPS Relative Value Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century International Fund Class I

LVIP American Century Value Fund Class I

Fidelity VIP Contrafund® Portfolio Initial Class

Fidelity VIP Equity-Income Portfolio Initial Class

Fidelity VIP Growth Opportunities Portfolio Initial Class

Fidelity VIP High Income Portfolio Initial Class

Fidelity VIP Index 500 Portfolio Initial Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Total Return Bond Series Initial Class

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

Guardian All Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account M based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account M in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, www.pwc.com/us

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the investment options of The Guardian Separate Account M since 1998.

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